UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Kenneth Steben
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
 (Name and address of agent for service)

(240) 631-7600
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

	Maturity	Coupon	Principal
	Date	Rate/Yield	Amount/Shares	Value
ASSET BACKED SECURITIES: 0.22%
Capital Auto Receivables Asset Trust 2018-2, A2 (b)	02/22/2021	3.020%	$53,281	$53,351
Dell Equipment Finance Trust 2018-1, A2B (a)(b)	10/22/2020	2.085% (1 Month LIBOR USD + 0.300%)	24,283	24,304
GM Financial Automobile Leasing Trust 2018-3, A2A	09/21/2020	2.890%	13,800	13,805
GM Financial Consumer Automobile Receivables Trust 2018-2, A2A	05/17/2021	2.550%	40,172	40,193
TOTAL ASSET BACKED SECURITIES (Cost $131,529)				131,653

CORPORATE BONDS: 23.62%
Finance and Insurance: 12.53%
AIA Group Ltd. (a)(b)(c)	09/20/2021	2.428% (3 Month LIBOR USD + 0.520%)	1,000,000	1,000,020
Bank of America Corp. (a)	07/21/2021	2.626% (3 Month LIBOR USD + 0.660%)	1,000,000	1,002,493
Bank of America Corp. (a)	04/24/2023	2.936% (3 Month LIBOR USD + 1.000%)	1,000,000	1,011,045
Cigna Corp.	09/17/2021	3.400%	1,000,000	1,023,384
Goldman Sachs Group, Inc.	04/26/2022	3.000%	750,000	759,230
JPMorgan Chase & Co. (a)	04/25/2023	2.840% (3 Month LIBOR USD + 0.900%)	2,000,000	2,016,979
SunTrust Bank / Atlanta GA	05/17/2022	2.800%	600,000	611,171
				7,424,322
Information: 1.74%
NBCUniversal Media LLC	04/01/2021	4.375%	1,000,000	1,031,159

Manufacturing: 2.34%
Altria Group, Inc.	05/05/2021	4.750%	250,000	259,034
United Technologies Corp.	08/16/2021	3.350%	1,100,000	1,126,109
				1,385,143
Mining, Quarrying, and Oil and Gas Extraction: 0.76%
Enterprise Products Operating LLC	02/15/2021	2.800%	150,000	151,495
Shell International Finance B.V. (c)	05/11/2020	2.125%	300,000	300,175
				451,670
Professional, Scientific, and Technical Services: 2.45%
Amgen, Inc. (a)	05/11/2020	2.351% (3 Month LIBOR USD + 0.450%)	1,450,000	1,451,858

Retail Trade: 2.53%
CVS Health Corp.	06/01/2021	2.125%	1,500,000	1,502,273

Wholesale Trade: 1.27%
Allergan Funding SCS (a)(c)	03/12/2020	3.142% (3 Month LIBOR USD + 1.255%)	750,000	751,409
TOTAL CORPORATE BONDS (Cost $13,895,652)				13,997,834

MORTGAGE BACKED SECURITIES: 1.16%
Citigroup Commercial Mortgage Trust 2015-GC33, XA (d)(e)	09/12/2058	0.896%	2,229,827	90,918
GS Mortgage Securities Trust 2013-GC16, B (d)	11/12/2046	5.161%	206,000	224,283
WFRBS Commercial Mortgage Trust 2014-C22, AS (d)	09/17/2057	4.069%	350,000	369,342
TOTAL MORTGAGE BACKED SECURITIES (Cost $695,770)				684,543

SHORT-TERM INVESTMENTS: 54.23%
COMMERCIAL PAPER: 13.49%
American Express Credit Corp.	02/10/2020	1.415%	500,000	498,886
American Water Capital Corp. (b)	01/16/2020	0.616%	500,000	499,583
Berkshire Hathaway Energy Co. (b)	01/13/2020	0.534%	500,000	499,671
Brown-Forman Corp. (b)	01/02/2020	0.075%	500,000	499,950
CenterPoint Energy, Inc. (b)	01/09/2020	0.525%	500,000	499,774
DuPont de Nemours, Inc. (b)	01/08/2020	0.404%	500,000	499,796
Exxon Corp. (b)	02/04/2020	1.640%	500,000	499,205
Hyundai Capital America, Inc. (b)	01/09/2020	0.601%	500,000	499,769
Koch Industries, Inc.	01/03/2020	0.092%	500,000	499,938
Mondelez International, Inc. (b)	01/08/2020	0.450%	500,000	499,802
MUFG BK LTD N Y BRH DISC COML (b)	01/21/2020	1.700%	500,000	499,476
Nationwide Building Society (b)(c)	01/02/2020	0.069%	500,000	499,956
Nordea Bank AB, Finnish Branch (b)(c)	01/27/2020	1.115%	500,000	499,334
ONE Gas, Inc. (b)	01/23/2020	1.820%	500,000	499,469
Standard Chartered Bank (b)(c)	01/10/2020	0.434%	500,000	499,767
United Overseas Bank Limited (b)(c)	01/16/2020	0.533%	500,000	499,650
TOTAL COMMERCIAL PAPER (Cost $7,994,309)				7,994,027

MONEY MARKET FUND: 8.18%
STIT-Government & Agency Portfolio - Institutional Class, 1.500% (f)(g)			4,846,155	4,846,155
TOTAL MONEY MARKET FUND (Cost $4,846,155)				4,846,155

U.S. GOVERNMENT NOTES/BONDS: 32.56%
United States Treasury Note/Bond	01/31/2020	1.375%	7,250,000	7,248,377
United States Treasury Note/Bond	02/15/2020	1.375%	3,800,000	3,798,668
United States Treasury Note/Bond	03/15/2020	1.625%	3,250,000	3,249,746
United States Treasury Note/Bond	04/15/2020	1.500%	5,000,000	4,998,633
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $19,293,172)				19,295,424
TOTAL SHORT-TERM INVESTMENTS (Cost $32,133,636)				32,135,606

TOTAL INVESTMENTS (Cost $46,856,587): 79.23%				46,949,636
Other Assets in Excess of Liabilities, 20.77% (h)				12,308,880
TOTAL NET ASSETS, 100.00%				$59,258,516

(a)	Variable rate security. The rate reported is the rate in effect as of December 31, 2019.
(b)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2019, the fair value of these securities total $8,072,878 which represents 13.62% of total net assets.

(c)	Foreign issued security. At December 31, 2019, the breakdown by country is as follows: Finland - 0.84%, Hong Kong - 1.69%, Luxembourg - 1.27%, Netherlands - 0.51%, Singapore - 0.84%.
(d)	Variable rate security. Coupon is based on weighted average coupon of the underlying collateral. Rate disclosed as of December 31, 2019.
(e)
Interest only. Represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

(f)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
(g)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.
(h)
Includes assets to satisfy the margin requirements for derivative contracts which is included as deposits with brokers for derivative instruments on the Consolidated Statement of Assets and Liabilities.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

Forward Currency Contracts(a)
			Currency to be Received		Currency to be Delivered		Value/	Value/
	Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
	Amount	Expiration Date	Abbrv.	December 31, 2019	Abbrv.	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$ 679,451	01/02/2020	SEK	$ 677,671	NOK	$ 679,451	$ –	$ (1,780)
	6,423	01/02/2020	SEK	6,407	USD	6,423	–	(16)
	401,437	01/02/2020	TWD	406,338	USD	401,437	4,901	–
	983,648	01/03/2020	CHF	985,499	EUR	983,648	1,851	–
	770,637	01/03/2020	CHF	775,130	USD	770,637	4,493	–
	678,881	01/03/2020	SEK	678,051	NOK	678,881	–	(830)
	699,452	01/06/2020	AUD	701,857	JPY	699,452	2,405	–
	306,279	01/06/2020	CAD	308,048	JPY	306,279	1,769	–
	256,542	01/06/2020	CHF	258,436	JPY	256,542	1,894	–
	100,000	01/06/2020	CLP	103,421	USD	100,000	3,421	–
	671,847	01/06/2020	EUR	673,272	JPY	671,847	1,425	–
	163,443	01/06/2020	GBP	165,604	JPY	163,443	2,161	–
	696,152	01/06/2020	JPY	701,399	AUD	696,152	5,247	–
	305,517	01/06/2020	JPY	307,820	CAD	305,517	2,303	–
	257,759	01/06/2020	JPY	258,266	CHF	257,759	507	–
	669,070	01/06/2020	JPY	674,113	EUR	669,070	5,043	–
	164,366	01/06/2020	JPY	164,689	GBP	164,366	323	–
	400,945	01/06/2020	JPY	403,967	NZD	400,945	3,022	–
	648,477	01/06/2020	JPY	653,677	USD	648,477	5,200	–
	403,679	01/06/2020	NZD	403,950	JPY	403,679	271	–
	257,891	01/07/2020	CHF	258,455	JPY	257,891	564	–
	100,000	01/07/2020	COP	104,233	USD	100,000	4,233	–
	163,795	01/07/2020	GBP	165,609	JPY	163,795	1,814	–
	701,148	01/07/2020	JPY	702,569	AUD	701,148	1,421	–
	307,017	01/07/2020	JPY	307,639	CAD	307,017	622	–
	674,178	01/07/2020	JPY	675,544	EUR	674,178	1,366	–
	403,850	01/07/2020	JPY	404,668	NZD	403,850	818	–
	798,254	01/07/2020	JPY	801,032	USD	798,254	2,778	–
	100,000	01/09/2020	CLP	104,267	USD	100,000	4,267	–
	1,000,000	01/09/2020	RUB	999,934	USD	1,000,000	–	(66)
	1,000,000	01/10/2020	RUB	996,389	USD	1,000,000	–	(3,611)
	100,000	01/13/2020	CLP	100,557	USD	100,000	557	–
	100,000	01/13/2020	COP	104,276	USD	100,000	4,276	–
	1,000,000	01/13/2020	KRW	1,004,804	USD	1,000,000	4,804	–
	100,000	01/13/2020	TWD	100,424	USD	100,000	424	–
	1,156,787	01/15/2020	AUD	1,179,395	USD	1,156,787	22,608	–
	992,711	01/15/2020	BRL	1,008,772	USD	992,711	16,061	–
	745,019	01/15/2020	CAD	762,455	USD	745,019	17,436	–
	1,334,951	01/15/2020	CHF	1,355,100	USD	1,334,951	20,149	–
	1,260,790	01/15/2020	EUR	1,268,729	USD	1,260,790	7,939	–
	2,058,510	01/15/2020	GBP	2,093,798	USD	2,058,510	35,288	–
	2,850,577	01/15/2020	JPY	2,855,523	USD	2,850,577	4,946	–
	735,185	01/15/2020	MXN	736,662	USD	735,185	1,477	–
	1,593,682	01/15/2020	NOK	1,660,848	USD	1,593,682	67,166	–
	1,013,481	01/15/2020	NZD	1,036,949	USD	1,013,481	23,468	–
	1,046,200	01/15/2020	PLN	1,072,820	USD	1,046,200	26,620	–
	2,206,629	01/15/2020	RUB	2,257,003	USD	2,206,629	50,374	–
	2,302,110	01/15/2020	SEK	2,324,990	USD	2,302,110	22,880	–
	167,198	01/15/2020	TRY	164,071	USD	167,198	–	(3,127)
	460,001	01/15/2020	ZAR	480,256	USD	460,001	20,255	–
	200,000	01/16/2020	TWD	201,734	USD	200,000	1,734	–
	1,000,000	01/17/2020	KRW	1,012,456	USD	1,000,000	12,456	–
	100,000	01/21/2020	CLP	101,621	USD	100,000	1,621	–
	700,000	01/21/2020	KRW	703,397	USD	700,000	3,397	–
	100,000	01/21/2020	TWD	100,274	USD	100,000	274	–
	200,000	01/30/2020	TWD	200,498	USD	200,000	498	–
Total Purchase Contracts				38,715,366		38,293,969	430,827	(9,430)

Sale Contracts:
	$ 679,450	01/02/2020	SEK	$ 683,433	NOK	$ 679,450	$ –	$ (3,983)
	606,380	01/02/2020	USD	606,922	SEK	606,380	–	(542)
	400,000	01/02/2020	USD	406,339	TWD	400,000	–	(6,339)
	983,648	01/03/2020	CHF	981,672	EUR	983,648	1,976	–
	678,881	01/03/2020	SEK	683,437	NOK	678,881	–	(4,556)
	402,594	01/03/2020	USD	403,935	NZD	402,594	–	(1,341)
	600,000	01/03/2020	USD	597,485	SEK	600,000	2,515	–
	696,152	01/06/2020	JPY	701,858	AUD	696,152	–	(5,706)
	305,518	01/06/2020	JPY	308,049	CAD	305,518	–	(2,531)
	257,759	01/06/2020	JPY	258,436	CHF	257,759	–	(677)
	100,000	01/06/2020	USD	106,694	CLP	100,000	–	(6,694)
	669,070	01/06/2020	JPY	673,272	EUR	669,070	–	(4,202)
	164,366	01/06/2020	JPY	165,604	GBP	164,366	–	(1,238)
	699,452	01/06/2020	AUD	702,559	JPY	699,452	–	(3,107)
	306,279	01/06/2020	CAD	307,638	JPY	306,279	–	(1,359)
	256,542	01/06/2020	CHF	258,036	JPY	256,542	–	(1,494)
	671,847	01/06/2020	EUR	675,508	JPY	671,847	–	(3,661)
	163,444	01/06/2020	GBP	164,268	JPY	163,444	–	(824)
	403,679	01/06/2020	NZD	404,669	JPY	403,679	–	(990)
	649,790	01/06/2020	USD	653,677	JPY	649,790	–	(3,887)
	400,945	01/06/2020	JPY	403,950	NZD	400,945	–	(3,005)
	701,148	01/07/2020	JPY	701,875	AUD	701,148	–	(727)
	307,017	01/07/2020	JPY	308,050	CAD	307,017	–	(1,033)
	100,000	01/07/2020	USD	106,786	COP	100,000	–	(6,786)
	674,178	01/07/2020	JPY	673,314	EUR	674,178	864	–
	257,892	01/07/2020	CHF	258,282	JPY	257,892	–	(390)
	163,795	01/07/2020	GBP	164,692	JPY	163,795	–	(897)
	340,233	01/07/2020	USD	340,668	JPY	340,233	–	(435)
	403,849	01/07/2020	JPY	403,954	NZD	403,849	–	(105)
	100,000	01/09/2020	USD	104,644	CLP	100,000	–	(4,644)
	1,000,000	01/09/2020	USD	996,425	RUB	1,000,000	3,575	–
	100,000	01/13/2020	USD	103,478	CLP	100,000	–	(3,478)
	100,000	01/13/2020	USD	104,258	COP	100,000	–	(4,258)
	1,000,000	01/13/2020	USD	1,029,737	KRW	1,000,000	–	(29,737)
	100,000	01/13/2020	USD	101,289	TWD	100,000	–	(1,289)
	1,184,607	01/15/2020	USD	1,214,496	AUD	1,184,607	–	(29,889)
	1,583,649	01/15/2020	USD	1,657,266	BRL	1,583,649	–	(73,617)
	674,410	01/15/2020	USD	685,439	CAD	674,410	–	(11,029)
	1,320,510	01/15/2020	USD	1,355,100	CHF	1,320,510	–	(34,590)
	1,324,218	01/15/2020	USD	1,336,096	EUR	1,324,218	–	(11,878)
	2,309,395	01/15/2020	USD	2,332,334	GBP	2,309,395	–	(22,939)
	3,042,363	01/15/2020	USD	3,058,173	JPY	3,042,363	–	(15,810)
	648,888	01/15/2020	USD	671,756	MXN	648,888	–	(22,868)
	1,490,126	01/15/2020	USD	1,530,987	NOK	1,490,126	–	(40,861)
	1,537,707	01/15/2020	USD	1,589,092	NZD	1,537,707	–	(51,385)
	702,250	01/15/2020	USD	711,699	PLN	702,250	–	(9,449)
	2,441,018	01/15/2020	USD	2,482,302	RUB	2,441,018	–	(41,284)
	2,068,666	01/15/2020	USD	2,107,022	SEK	2,068,666	–	(38,356)
	382,442	01/15/2020	USD	373,344	TRY	382,442	9,098	–
	738,872	01/15/2020	USD	765,988	ZAR	738,872	–	(27,116)
	200,000	01/16/2020	USD	200,801	TWD	200,000	–	(801)
	1,000,000	01/17/2020	USD	1,004,954	KRW	1,000,000	–	(4,954)
	100,000	01/21/2020	USD	100,605	CLP	100,000	–	(605)
	700,000	01/21/2020	USD	709,676	KRW	700,000	–	(9,676)
	100,000	01/21/2020	USD	100,363	TWD	100,000	–	(363)
	700,000	01/28/2020	USD	703,524	KRW	700,000	–	(3,524)
Total Sale Contracts				40,235,910		39,693,029	18,028	(560,909)
Net Forward Currency Contracts				$ (1,520,544)		$ (1,399,060)	$ 448,855	$ (570,339)
Net Unrealized Depreciation								$ (121,484)

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR		NOK	NORWEGIAN KRONE
BRL	BRAZILIAN REAL		NZD	NEW ZEALAND DOLLAR
CAD	CANADIAN DOLLAR		PLN	POLISH ZLOTY
CHF	SWISS FRANC		RUB	RUSSIAN RUBLE
CLP	CHILEAN PESO		SEK	SWEDISH KRONA
EUR	EURO		TRY	TURKISH LIRA
GBP	BRITISH POUND		TWD	NEW TAIWAN DOLLAR
JPY	JAPANESE YEN		USD	U.S. DOLLAR
KRW	SOUTH KOREAN WON		ZAR	SOUTH AFRICAN RAND
MXN	MEXICAN PESO

(a) Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of December 31, 2019.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

Futures Contracts
		Number of
		Contracts		Value/	Value/
Description	Notional Amount	Purchased / (Sold)	Expiration Month-Year	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CAC40 10 Euro	$1,205,384	18	Jan-20	$588	$-
Ibex 35 Index	106,879	1	Jan-20	-	(548)
Omxs30 Index or Cocoa	660,756	35	Jan-20	-	(8,027)
Amsterdam Index	1,220,790	9	Jan-20	-	(5,218)
FTSE China A50	288,200	20	Jan-20	3,855	-
Cattle Feeder (a)	72,663	1	Jan-20	1,573	-
Hang Seng Index	1,813,970	10	Jan-20	2,801	-
HSCEI	575,491	8	Jan-20	3,315	-
Mini H0Shr Index	14,387	1	Jan-20	-	(2)
Mini Hsi Index	72,559	2	Jan-20	246	-
MSCI Sing Index Ets	497,193	18	Jan-20	-	(1,043)
MSCI Taiwan Index	1,286,880	28	Jan-20	-	(3,038)
Sgx Nifty 50	220,410	9	Jan-20	-	(1,820)
LME Nickel (a)(b)	251,853	3	Feb-20	-	(37,006)
Lean Hogs (a)	28,570	1	Feb-20	338	-
LME Lead (a)(b)	240,179	5	Feb-20	-	(17,370)
Gold 100 Oz (a)	4,416,990	29	Feb-20	84,025	-
LME Copper (a)(b)	924,507	6	Feb-20	41,236	-
E0Mini Crude Oil (a)	61,060	2	Feb-20	832	-
Natural Gas (a)	0	0	Feb-20	-	-
Rapeseed Euro (a)	184,633	8	Feb-20	3,790	-
Euro Buxl 30Y Bond	445,048	2	Mar-20	-	(15,503)
Euro-Bobl	2,248,402	15	Mar-20	-	(13,299)
Euro-Bund	1,147,437	6	Mar-20	-	(16,155)
Euro-Oat	1,643,219	9	Mar-20	-	(21,338)
Euro-Schatz	627,622	5	Mar-20	-	(64)
Short-Term Euro0BTP	756,680	6	Mar-20	392	-
Euro-BTP	1,438,183	9	Mar-20	-	(1,203)
Mill Wheat Euro (a)	42,344	4	Mar-20	219	-
Kospi2 Index	893,424	14	Mar-20	17,237	-
Mini Tpx Index	15,839	1	Mar-20	97	-
Nikkei 225 (Ose)	652,708	3	Mar-20	2,664	-
Nikkei 225 Mini	478,653	22	Mar-20	4,927	-
Topix Index	2,059,086	13	Mar-20	-	(6,123)
Yen Denom Nikkei	215,591	2	Mar-20	207	-
Nikkei 225 (Sgx)	2,904,261	27	Mar-20	-	(25,525)
Canola (a)	51,545	7	Mar-20	109	-
Corn (a)	38,775	2	Mar-20	-	(79)
AUD/USD Currency	140,760	2	Mar-20	1,229	-
Aust 10Y Bond	1,404,491	14	Mar-20	-	(24,825)
Aust 3Yr Bond	1,533,505	19	Mar-20	-	(8,538)
BP Currency	1,827,650	22	Mar-20	-	(809)
Chf Currency	650,000	5	Mar-20	5,846	-
LME Zinc (a)(b)	512,685	9	Mar-20	-	(17,868)
Mexican Peso	654,875	25	Mar-20	6,640	-
New Zealand $	877,500	13	Mar-20	1,840	-
Euro FX Currency	141,025	1	Mar-20	-	(115)
Canadian Dollar Currency	770,850	10	Mar-20	5,711	-
LME Copper (a)	771,875	5	Mar-20	19,126	-
LME Nickel (a)	252,450	3	Mar-20	-	(32,136)
Lme Pri Alum (a)	271,500	6	Mar-20	-	(891)
Coffee ‘C’ (a)	194,550	4	Mar-20	5,432	-
S&P/Tsx 60 Index	1,715,205	11	Mar-20	-	(4,126)
Spi 200	1,621,778	14	Mar-20	-	(41,996)
10Yr Mini JGB	16,007	2	Mar-20	-	(124)
Canadian 10Yr Bond	741,104	7	Mar-20	-	(10,179)
Coff Robusta 10Tn	74,293	1	Mar-20	36	-
Dax Index	3,714,666	10	Mar-20	-	(1,534)
DJIA Mini e-CBOT	2,138,100	15	Mar-20	14,909	-
E0Mini Russ 2000	1,503,540	18	Mar-20	11,015	-
Euro Stoxx 50	1,213,023	29	Mar-20	-	(6,524)
FTSE 100 Index	3,675,299	37	Mar-20	-	(1,097)
FTSE/Mib Index	131,296	1	Mar-20	-	(1,235)
MSCI Eafe	407,300	4	Mar-20	-	(800)
MSCI Emerging Markets	616,110	11	Mar-20	7,744	-
Nasdaq 100 E-Mini	3,675,945	21	Mar-20	55,303	-
S&P Mid 400 E-mini	412,960	2	Mar-20	6,262	-
S&P500 E-mini	5,654,425	35	Mar-20	35,184	-
Stoxx 50	113,606	3	Mar-20	572	-
Stoxx Europe 600	139,248	6	Mar-20	374	-
U.S. 10Yr Note (CBT)	2,696,859	21	Mar-20	-	(25,442)
U.S. Ultra Bond (CBT)	363,313	2	Mar-20	-	(14,316)
XAF Financials	252,425	3	Mar-20	2,521	-
U.S. Long Bond (CBT)	1,714,969	11	Mar-20	-	(29,253)
U.S. 10Yr Ultra	844,219	6	Mar-20	-	(12,693)
Copper (a)	629,325	9	Mar-20	-	(4,243)
Long Gilt	1,740,271	10	Mar-20	-	(19,305)
Palladium (a)	381,860	2	Mar-20	11,487	-
Silver (a)	985,655	11	Mar-20	11,196	-
Gasoline Rbob (a)	1,278,543	18	Mar-20	-	(992)
LME Aluminium (a)(b)	628,424	14	Mar-20	8,238	-
U.S. 2Yr Note (CBT)	4,310,000	20	Mar-20	48	-
White Sugar (ICE) (a)	35,920	2	Mar-20	338	-
U.S. 5Yr Note (CBT)	3,914,110	33	Mar-20	-	(7,213)
Brent Last Day Financials (a)	264,000	4	Mar-20	3,646	-
Low Sulfur Gasoil (a)	674,175	11	Apr-20	-	(2,664)
Platinum (a)	146,670	3	Apr-20	1,030	-
Brent Crude (a)	1,120,580	17	Apr-20	11,426	-
Cocoa (a)	196,157	8	May-20	-	(5,656)
Kc Hrw Wheat (a)	49,013	2	May-20	2,371	-
Crude Palm Oil (a)	185,998	10	May-20	12,884	-
Sugar #11 (World) (a)	270,682	18	May-20	846	-
Live Cattle (a)	956,720	19	Jun-20	9,374	-
900Day Bank Bill	25,211,062	36	Dec-20	-	(6,476)
Ice Ecx Emission (a)	0	0	Dec-20	-	-
Soybean (a)	271,206	13	Dec-20	7,070	-
Wheat (a)	675,638	24	Dec-20	25,453	-
90Day Sterling	4,603,569	28	Dec-20	-	(1,302)
Ny Harb Ulsd (a)	1,610,322	19	Dec-20	10,471	-
Wti Crude (a)	2,187,180	36	Dec-20	43,638	-
3 Mo Euro EURIBOR	1,687,928	6	Dec-22	-	(1,321)
90-Day Euro$	20,899,900	85	Dec-23	-	(12,392)
Total Purchase Contracts				507,711	(469,426)

Sale Contracts:
CAC40 10 Euro	669,658	10	Jan-20	2,710	-
Ibex 35 Index	427,518	4	Jan-20	4,813	-
FTSE Klci	19,496	1	Jan-20	242	-
LME Nickel (a)(b)	251,853	3	Feb-20	27,814	-
LME Lead (a)(b)	240,179	5	Feb-20	12,041	-
VSTOXX (a)	8,239	5	Feb-20	-	(378)
LME Zinc (a)(b)	512,783	9	Feb-20	14,641	-
LME Aluminium (a)(b)	628,094	14	Feb-20	-	(6,690)
LME Copper (a)(b)	924,507	6	Feb-20	-	(40,930)
E0Mini Natural Gas (a)	16,418	3	Feb-20	943	-
Euro-Bobl	5,396,164	36	Mar-20	7,001	-
Euro-Bund	5,928,424	31	Mar-20	32,896	-
Euro-Oat	1,095,480	6	Mar-20	2,579	-
Euro-Schatz	1,129,720	9	Mar-20	810	-
Cotton No.2 (a)	172,625	5	Mar-20	-	(7,523)
10Yr Mini JGB	1,677,935	12	Mar-20	1,657	-
Japanese 10Y Bond (Ose)	9,804,059	7	Mar-20	-	(10,147)
Oat (a)	14,600	1	Mar-20	-	(165)
AUD/USD Currency	2,041,020	29	Mar-20	-	(40,236)
Aust 10Y Bond	1,003,208	10	Mar-20	7,960	-
Aust 3Yr Bond	322,843	4	Mar-20	-	-
Chf Currency	260,000	2	Mar-20	-	(4,173)
Dollar Index	96,058	1	Mar-20	652	-
Euro/Gbp	140,541	1	Mar-20	793	-
Euro/Jpy	1,263,483	9	Mar-20	-	(10,561)
Japanese Yen Currency	4,622,750	40	Mar-20	8,174	-
Euro FX Currency	6,487,150	46	Mar-20	-	(48,322)
LME Copper (a)	926,250	6	Mar-20	-	(43,277)
LME Nickel (a)	841,500	10	Mar-20	37,388	-
Lme Pri Alum (a)	543,000	12	Mar-20	-	(5,372)
FTSE/JSE Top 40	36,670	1	Mar-20	770	-
Canadian 10Yr Bond	105,872	1	Mar-20	769	-
U.S. 10Yr Note (CBT)	2,953,703	23	Mar-20	-	(1,706)
Yellow Maize (a)	55,326	3	Mar-20	678	-
Coff Robusta 10Tn (a)	41,460	3	Mar-20	355	-
White Maize (a)	18,563	1	Mar-20	137	-
Long Gilt	696,108	4	Mar-20	-	(3,131)
Natural Gas (a)	1,065,170	49	Mar-20	22,940	-
Cboe Vix (a)	232,175	15	Apr-20	7,939	-
Lean Hogs (a)	207,790	7	Apr-20	-	(350)
Canola (a)	7,508	1	May-20	-	(106)
Soybean Meal (a)	335,930	11	May-20	-	(1,906)
Copper (a)	70,188	1	May-20	-	(3,664)
Sugar #11 (World) (a)	317,251	21	May-20	-	(775)
Corn (a)	1,190,588	61	Jul-20	-	(13,237)
Soybean (a)	531,550	11	Nov-20	-	(13,570)
90-Day Bank Bill	700,214	1	Mar-21	-	(1)
Bank Acceptance	2,642,024	14	Mar-21	-	(296)
S&P500 E-mini	260,049	1	Mar-21	103	-
90Day Sterling	2,792,838	17	Dec-22	165	-
3 Mo Euro EURIBOR	2,813,979	10	Mar-23	1,434	-
90-Day Euro$	1,229,050	5	Mar-24	-	(95)
Total Sale Contracts				198,404	(256,611)
Total Futures Contracts				$706,115	$(726,037)
Net Unrealized Depreciation					$(19,922)

(a) Contract held by Steben Managed Futures Cayman Fund Ltd.
(b) London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

Share Valuation
The price of the Steben Managed Futures Strategy Fund (the “Fund”) shares is based on the Net Asset Value (“NAV”) per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation
The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

  Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the “Board”). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the “Pricing and Valuation Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. (“Steben”) (the “Valuation Committee”) subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, morgage-backed bonds, municipal bonds, commercial paper, bank loans and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund.  Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Fund adopted the removed or modified disclosures.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments and other financial instruments as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset Backed Securities	$-	$131,653	$-	$131,653
Corporate Bonds	-	13,997,834	-	13,997,834
Mortgage Backed Securities	-	684,543	-	684,543
Total Long-Term Investments	$-	$14,814,030	$-	$14,814,030

Short-Term Investments
Commercial Paper	$-	$7,994,027	$-	$7,994,027
Money Market Fund	4,846,155	-	-	4,846,155
U.S. Government Notes/Bonds	-	19,295,424	-	19,295,424
Total Short-Term Investments	$4,846,155	$27,289,451	$-	$32,135,606

Total Investments	$4,846,155	$42,103,481	$-	$46,949,636

Forward Currency Contracts
Long Forward Currency Contracts	$-	$421,397	$-	$421,397
Short Forward Currency Contracts	-	(542,881)	-	(542,881)
Total Forward Currency Contracts	$-	$(121,484)	$-	$(121,484)

Futures Contracts
Long Futures Contracts	$38,285	$-	$-	$38,285
Short Futures Contracts	(58,207)	-	-	(58,207)
Total Futures Contracts	$(19,922)	$-	$-	$(19,922)

During the period ended December 31, 2019, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steben Alternative Investment Funds

By (Signature and Title)        /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date         2/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date         2/26/2020

By (Signature and Title)         /s/ Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date         2/26/2020